Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2040 Portfolio
September 30, 2021
VF-2040-NPRT3-1121
1.903283.112
Domestic Equity Funds - 49.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	304,478	16,213,441
VIP Equity-Income Portfolio Initial Class (a)	631,878	16,940,651
VIP Growth & Income Portfolio Initial Class (a)	760,495	19,301,359
VIP Growth Portfolio Initial Class (a)	160,886	16,650,076
VIP Mid Cap Portfolio Initial Class (a)	104,943	4,690,972
VIP Value Portfolio Initial Class (a)	651,894	12,412,070
VIP Value Strategies Portfolio Initial Class (a)	366,929	6,054,325
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,717,216)		92,262,894

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,065,191	28,747,461
VIP Overseas Portfolio Initial Class (a)	1,732,237	50,061,642
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,197,507)		78,809,103

Bond Funds - 8.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	330,285	3,775,158
Fidelity International Bond Index Fund (a)	37,482	375,945
Fidelity Long-Term Treasury Bond Index Fund (a)	410,230	5,944,236
VIP High Income Portfolio Initial Class (a)	517,155	2,828,837
VIP Investment Grade Bond Portfolio Initial Class (a)	253,368	3,491,407
TOTAL BOND FUNDS (Cost $15,642,480)		16,415,583

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $824)	824	824

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $141,558,027)	187,488,404
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,616)
NET ASSETS - 100.0%	187,471,788

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,100	-	1,276	-	-	-	824	0.0%
Total	2,100	-	1,276	-	-	-	824

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,015,724	1,233,918	606,601	108	(313)	132,430	3,775,158
Fidelity International Bond Index Fund	-	379,859	1,811	-	(6)	(2,097)	375,945
Fidelity Long-Term Treasury Bond Index Fund	3,469,059	4,086,501	1,335,916	89,713	(74,939)	(200,469)	5,944,236
VIP Contrafund Portfolio Initial Class	13,077,143	5,160,990	3,635,766	631,861	59,586	1,551,488	16,213,441
VIP Emerging Markets Portfolio Initial Class	24,925,471	11,437,069	5,958,736	1,013,540	(13,803)	(1,642,540)	28,747,461
VIP Equity-Income Portfolio Initial Class	13,799,404	5,205,823	3,798,302	463,069	17,304	1,716,422	16,940,651
VIP Government Money Market Portfolio Initial Class 0.01%	300,700	4,085	304,785	2	-	-	-
VIP Growth & Income Portfolio Initial Class	15,718,713	6,040,009	4,582,287	483,143	46,207	2,078,717	19,301,359
VIP Growth Portfolio Initial Class	13,326,401	6,284,928	3,288,799	1,604,151	28,982	298,564	16,650,076
VIP High Income Portfolio Initial Class	3,009,962	1,115,077	1,382,353	25,216	(25,653)	111,804	2,828,837
VIP Investment Grade Bond Portfolio Initial Class	3,689,937	2,209,340	2,346,449	52,969	(23,268)	(38,153)	3,491,407
VIP Mid Cap Portfolio Initial Class	3,811,563	1,257,078	968,814	14,715	16,900	574,245	4,690,972
VIP Overseas Portfolio Initial Class	37,375,927	17,050,695	8,239,049	1,147,749	69,431	3,804,638	50,061,642
VIP Value Portfolio Initial Class	10,094,146	3,632,018	3,222,257	24,848	78,067	1,830,096	12,412,070
VIP Value Strategies Portfolio Initial Class	4,938,425	1,660,556	1,581,276	8,229	42,134	994,486	6,054,325
	150,552,575	66,757,946	41,253,201	5,559,313	220,629	11,209,631	187,487,580

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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